CrossingBridge Nordic High Income Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 71.3%		Par	Value
Arts, Entertainment, and Recreation - 1.3%
Gaming Innovation Group PLC, 9.82% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	3,750,000	$352,940

Consumer Discretionary - 8.0%
Amwood AB, 9.19% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	7,500,000	689,438
Circular Tire Services Europe AB, 7.86% (3 Month Stockholm Interbank Offered Rates + 5.25%), 11/26/2029	SEK	7,500,000	693,136
First Camp Group AB, 7.71% (3 Month Stockholm Interbank Offered Rates + 4.75%), 04/24/2029	SEK	1,250,000	114,703
OP Holdco GmbH, 9.38% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	600,000	618,403
			2,115,680

Consumer Staples - 6.4%
Greenfood AB, 9.73% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	5,000,000	455,312
Grieg Seafood ASA, 8.09% (Norway Interbank Offered Rate Fixing 3 Month + 3.40%), 06/25/2025 (a)	NOK	2,000,000	177,004
Loch Duart Ltd., 11.05% (Norway Interbank Offered Rate Fixing 1 Month + 6.35%), 11/06/2028	NOK	5,000,000	445,824
Neptune Bidco AS, 11.45% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	1,250,000	109,397
Okechamp Global BV, 10.53% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	500,000	512,099
			1,699,636

Energy - 12.7%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	914,444
Golar LNG Ltd., 7.00%, 10/20/2025 (a)		560,000	567,700
Telford Finco, 11.00%, 11/06/2029		600,000	597,000
Tidewater, Inc., 8.50%, 11/16/2026		750,000	778,039
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/2029 (a)		475,000	491,444
			3,348,627

Finance and Insurance - 16.1%
Boras V-tyget 1 AB, 8.62% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	6,300,000	572,269
Goldcup 100865 AB, 8.56% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	1,250,000	113,975
Goldcup 101357 AB, 8.11% (3 mo. EURIBOR + 5.25%), 12/11/2029	EUR	400,000	423,836
Magellan Bidco Sarl, 7.87% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	848,103
Mutares SE & Co. KGaA, 9.12% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	500,000	488,402
Nordwest Industrie Group GmbH, 9.83% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)	EUR	660,000	685,371
Novedo Holding AB, 9.54% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	5,000,000	460,001
Rebellion Capital AB, 10.54% (3 Month Stockholm Interbank Offered Rates + 7.75%), 05/08/2028	SEK	2,500,000	227,091
Remagruppen BidCo 2 AB, 11.05% (3 Month Stockholm Interbank Offered Rates + 8.50%), 06/30/2028	SEK	5,000,000	440,624
			4,259,672

Health Care and Social Assistance - 2.2%
ADDvise Group AB
8.11% (3 Month Stockholm Interbank Offered Rates + 5.50%), 05/26/2026	SEK	5,000,000	459,820
8.81% (SOFR + 4.25%), 04/04/2027		125,000	125,313
			585,133

Industrials - 10.0%
Agilyx ASA, 13.50%, 11/29/2027		250,000	245,719
Booster Precision Components GmbH, 11.90% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	150,000	154,649
Seapeak LLC, 9.59% (Norway Interbank Offered Rate Fixing 3 Month + 4.90%), 11/18/2026	NOK	9,000,000	816,316
SLR Group GmbH, 10.27% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	677,000	674,973
Stolt-Nielsen Ltd., 7.84% (Norway Interbank Offered Rate Fixing 3 Month + 3.15%), 09/26/2028 (a)	NOK	2,000,000	180,965
TWMA Finance AS, 13.00%, 02/08/2027		550,000	576,221
			2,648,843

Information - 3.1%
Azerion Group NV, 10.03% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	796,000	824,704

Manufacturing - 4.5%
Elkem ASA, 6.25% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	7,000,000	616,680
HMH Holding BV, 9.88%, 11/16/2026		555,000	575,812
			1,192,492

Materials - 1.1%
Norske Skog ASA, 9.19% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	3,300,000	283,011

Technology - 5.9%
Hawk Infinity Software AS, 11.20% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (a)	NOK	1,500,000	132,100
Pamica Group AB, 8.04% (3 Month Stockholm Interbank Offered Rates + 5.50%), 12/05/2027	SEK	5,000,000	455,877
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	519,376
Stillfront Group AB, 6.21% (3 Month Stockholm Interbank Offered Rates + 3.65%), 09/03/2029	SEK	5,000,000	454,182
			1,561,535
TOTAL CORPORATE BONDS (Cost $19,244,246)			18,872,273

U.S. TREASURY SECURITIES - 0.3%		Par	Value
United States Treasury Note, 3.50%, 09/30/2026		95,000	93,813
TOTAL U.S. TREASURY SECURITIES (Cost $94,093)			93,813

SHORT-TERM INVESTMENTS - 13.1%		Shares	Value
Money Market Funds - 11.8%
First American Government Obligations Fund - Class X, 4.41% (b)		1,561,025	1,561,025
First American Treasury Obligations Fund - Class X, 4.40% (b)		1,561,026	1,561,026
			3,122,051

U.S. Treasury Bills - 1.3%		Par
4.55%, 01/02/2025 (c)		300,000	300,000
4.17%, 10/02/2025 (c)		50,000	48,478
			348,478
TOTAL SHORT-TERM INVESTMENTS (Cost $3,470,492)			3,470,529

TOTAL INVESTMENTS - 84.7% (Cost $22,808,831)			22,436,615
Other Assets in Excess of Liabilities - 15.3%			4,043,699
TOTAL NET ASSETS - 100.0%			$26,480,314
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

AB - Aktiebolag
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $2,852,987 or 10.8% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	The rate shown is the annualized effective yield as of December 31, 2024.

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	6,761,162	EUR	6,429,000	$97,594
U.S. Bancorp Investments, Inc.	01/15/2025	USD	2,835,856	NOK	31,630,000	57,343
U.S. Bancorp Investments, Inc.	01/15/2025	USD	5,576,897	SEK	61,075,000	52,238
Net Unrealized Appreciation (Depreciation)						$207,175

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2024:

CrossingBridge Nordic High Income Bond Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$18,872,273	$-	$18,872,273
Money Market Funds	3,122,051	-	-	3,122,051
U.S. Treasury Bills	-	348,478	-	348,478
U.S. Treasury Securities	-	93,813	-	93,813
Total Assets	$3,122,051	$19,314,564	$-	$22,436,615

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$207,175	$-	$207,175
Total Other Financial Instruments	$-	$207,175	$-	$207,175

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.